UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Annual Report

December 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-ANN-0215
1.926205.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Life of fund A
Fidelity® Emerging Markets Debt Central Fund	1.81%	6.14%

A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on March 17, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a volatile run for emerging-markets (EM) debt, the asset class managed to land in positive territory for the 12 months ending December 31, 2014, with the J.P. Morgan Emerging Markets Bond Index Global returning 5.53%. EM debt rallied during the first half of the 2014 following a major sell-off in 2013. In February, the J.P. Morgan index saw its biggest one-month gain since July 2012, as the U.S. Federal Reserve eased into its tapering and demand soared for issues offering a premium over U.S. Treasuries. Falling U.S. interest rates and the actions of the Fed continued to support the asset class well into the year. However, by September, waning global demand and increased supply from energy and other commodity producers began to cause oil and commodity prices to plummet, resulting in a significant headwind for EM commodity producers. Additionally, heightened geopolitical risk, including mounting sanctions against Russia and continued slow economic growth in China, among others, also pressured the asset class. Accordingly, EM countries most influenced by political instability and/or a price decline in oil performed the worst, including Ukraine (-30%), Venezuela (-29%) and Russia (-10%). Conversely, Argentina (+19%) benefited from a legal development regarding an earlier restructuring of its debt, while Turkey (+20%) and Indonesia (+16%) also easily topped the index.

Comments from Jonathan Kelly, Portfolio Manager of Fidelity® Emerging Markets Debt Central Fund: For the year, the fund returned 1.81%, underperforming the J.P Morgan index. Country selection hurt relative performance the most, especially our overweighting in Venezuela, among the biggest benchmark constituents. Venezuela was hurt by the rapid and steep decline in the price of oil. Investments in Russia hurt, particularly among corporate bonds. The country struggled amid lower oil prices and economic sanctions stemming from its takeover of Crimea in Ukraine. Nigeria was another detractor affected by oil prices, and weak security selection here only exacerbated matters. The fund also was hurt by its underweighting in higher-quality names in China, which fared well along with our cash position, which hurt in an up market. Conversely, Argentina was the fund's largest overweight and a big positive. The country remained in default on bonds dating back to 2001, but continued to pay on select local-law dollar denominated bonds in which we were invested. Lastly, a small out-of-benchmark stake in U.S. Treasury bonds helped. We occasionally hold Treasuries as a proxy for long-maturity, highly-rated sovereign bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Actual	.0099%	$ 1,000.00	$ 940.00	$ .05
Hypothetical A		$ 1,000.00	$ 1,025.16	$ .05

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	10.5	9.2
Argentina	9.1	6.5
Venezuela	7.7	12.2
Indonesia	7.1	7.2
Turkey	6.7	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	6.3	4.7
Indonesian Republic	5.4	4.7
Petroleos Mexicanos	5.0	4.1
Russian Federation	4.6	5.5
Argentine Republic	4.4	2.8
	25.7
Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Corporate Bonds 32.7%	Corporate Bonds 37.0%
Government Obligations 57.2%	Government Obligations 54.9%
Supranational Obligations 0.4%	Supranational Obligations 0.4%
Preferred Securities 1.8%	Preferred Securities 0.9%
Other Investments 0.6%	Other Investments 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 7.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.3%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.7%
		Principal Amount (c)	Value
Argentina - 3.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		$ 530,880	$ 546,806
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		132,225	139,497
City of Buenos Aires 9.95% 3/1/17 (e)		300,000	306,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		130,000	90,870
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	38,465
Pan American Energy LLC 7.875% 5/7/21 (e)		155,000	157,325
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		765,341	765,341
YPF SA:
8.75% 4/4/24 (e)		690,000	701,213
8.875% 12/19/18 (e)		740,000	765,234
TOTAL ARGENTINA			3,510,751
Bailiwick of Jersey - 0.7%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		850,000	726,750
Bangladesh - 0.4%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (e)		400,000	397,000
Bermuda - 0.7%
Digicel Group Ltd. 8.25% 9/1/17 (e)		555,000	561,938
Kosmos Energy Ltd. 7.875% 8/1/21 (e)		200,000	169,000
TOTAL BERMUDA			730,938
Brazil - 0.1%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		175,000	171,500
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	1,350,000	478,660
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		400,000	336,000
TOTAL BRITISH VIRGIN ISLANDS			814,660
Canada - 0.7%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		845,000	735,150
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	0
TOTAL CANADA			735,150
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - 1.4%
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		$ 610,000	$ 564,598
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		849,000	874,470
TOTAL CAYMAN ISLANDS			1,439,068
Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		400,000	410,000
7.75% 7/5/17 (Reg. S)		200,000	205,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		200,000	203,260
TOTAL GEORGIA			818,260
Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (e)		200,000	191,000
4.875% 5/3/22 (e)		200,000	200,000
5.25% 5/23/21 (e)		235,000	242,050
5.625% 5/20/43 (e)		200,000	188,000
5.625% 5/20/43 (Reg. S)		400,000	376,000
6% 5/3/42 (e)		200,000	195,250
6.5% 5/27/41 (e)		400,000	409,000
TOTAL INDONESIA			1,801,300
Ireland - 1.6%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		825,000	808,500
Sibur Securities Ltd. 3.914% 1/31/18 (e)		200,000	162,000
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		920,000	764,520
TOTAL IRELAND			1,735,020
Kazakhstan - 0.4%
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		200,000	168,000
Zhaikmunai International BV 7.125% 11/13/19 (e)		330,000	284,823
TOTAL KAZAKHSTAN			452,823
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	110,882
Luxembourg - 2.5%
Alrosa Finance SA 7.75% 11/3/20 (e)		200,000	188,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	200,003
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
EVRAZ Group SA:
6.5% 4/22/20 (e)		$ 400,000	$ 304,312
9.5% 4/24/18 (Reg. S)		650,000	583,375
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		240,000	211,200
RSHB Capital SA 6% 6/3/21 (e)(g)		200,000	137,282
SB Capital SA 5.5% 2/26/24 (e)(g)		650,000	477,425
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		200,000	112,000
7.75% 1/27/18		600,000	375,096
TOTAL LUXEMBOURG			2,588,693
Mexico - 7.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,500,000	298,145
Comision Federal de Electricid 5.75% 2/14/42 (e)		200,000	213,400
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		200,000	202,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		920,000	1,062,600
6.625% 6/15/38		25,000	28,688
Petroleos Mexicanos:
3.5% 1/30/23		380,000	363,470
4.875% 1/24/22		260,000	272,327
4.875% 1/18/24		190,000	197,410
5.5% 1/21/21		285,000	308,513
5.5% 6/27/44 (e)		210,000	214,200
5.5% 6/27/44		540,000	550,800
6.375% 1/23/45		830,000	939,975
6.5% 6/2/41		795,000	912,263
6.625% (e)(f)		1,380,000	1,397,250
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	621,300
TOTAL MEXICO			7,582,841
Netherlands - 3.1%
GTB Finance BV 6% 11/8/18 (e)		800,000	744,000
HSBK BV:
7.25% 5/3/17 (e)		300,000	300,000
7.25% 5/3/17 (Reg. S)		100,000	100,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		150,000	153,195
Majapahit Holding BV 7.75% 1/20/20 (e)		120,000	138,900
Metinvest BV 10.5% 11/28/17 (e)		843,750	523,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 200,000	$ 195,040
Nord Gold NV 6.375% 5/7/18 (e)		400,000	335,520
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		430,000	369,800
VimpelCom Holdings BV:
9% 2/13/18 (e)	RUB	5,000,000	56,811
9% 2/13/18 (Reg S.)	RUB	25,000,000	284,054
TOTAL NETHERLANDS			3,200,445
Nigeria - 0.4%
Zenith Bank PLC 6.25% 4/22/19 (e)		500,000	455,650
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (e)		375,000	391,210
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)(g)		485,000	521,454
Turkey - 0.4%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		400,000	408,000
United Kingdom - 1.2%
Afren PLC:
6.625% 12/9/20 (e)		200,000	112,000
10.25% 4/8/19 (Reg. S)		400,000	260,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		725,000	543,750
Ferrexpo Finance PLC 7.875% 4/7/16 (e)		400,000	300,000
TOTAL UNITED KINGDOM			1,215,750
United States of America - 0.5%
Southern Copper Corp.:
6.75% 4/16/40		105,000	110,145
7.5% 7/27/35		350,000	393,747
TOTAL UNITED STATES OF AMERICA			503,892
Venezuela - 3.6%
Petroleos de Venezuela SA:
6% 5/16/24 (e)		180,000	68,400
6% 11/15/26 (e)		390,000	142,350
8.5% 11/2/17 (e)		4,180,000	2,390,960
8.5% 11/2/17 (Reg. S)		240,000	137,280
9% 11/17/21 (Reg. S)		240,000	105,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (e)		$ 1,170,000	$ 520,650
12.75% 2/17/22 (e)		675,000	359,438
TOTAL VENEZUELA			3,724,078
TOTAL NONCONVERTIBLE BONDS (Cost $38,542,320)			34,036,115
Government Obligations - 57.2%

Argentina - 5.7%
Argentine Republic:
7% 10/3/15		3,270,000	3,170,257
7% 4/17/17		1,490,000	1,408,091
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		750,000	682,500
Provincia de Cordoba 12.375% 8/17/17 (e)		450,000	409,500
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		237,000	232,260
TOTAL ARGENTINA			5,902,608
Armenia - 0.4%
Republic of Armenia 6% 9/30/20 (e)		400,000	388,000
Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	193,013
Belarus - 1.9%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,360,000	1,280,712
8.95% 1/26/18		800,000	733,520
TOTAL BELARUS			2,014,232
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (e)		200,000	210,000
Brazil - 3.0%
Brazilian Federative Republic:
5.625% 1/7/41		790,000	851,225
7.125% 1/20/37		790,000	1,001,325
8.25% 1/20/34		665,000	912,713
12.25% 3/6/30		230,000	420,900
TOTAL BRAZIL			3,186,163
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - 2.0%
Colombian Republic:
5.625% 2/26/44		$ 200,000	$ 225,000
6.125% 1/18/41		415,000	496,963
7.375% 9/18/37		375,000	505,313
10.375% 1/28/33		525,000	820,313
TOTAL COLOMBIA			2,047,589
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (d)		1,053,740	948,366
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (e)		200,000	183,000
4.375% 4/30/25 (e)		200,000	176,000
7% 4/4/44 (e)		200,000	196,000
TOTAL COSTA RICA			555,000
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (e)		200,000	207,200
6% 1/26/24 (e)		400,000	431,000
6.375% 3/24/21 (e)		250,000	273,125
6.625% 7/14/20 (e)		175,000	191,734
6.75% 11/5/19 (e)		300,000	328,500
TOTAL CROATIA			1,431,559
Dominican Republic - 1.5%
Dominican Republic:
1.139% 8/30/24 (g)		500,000	517,325
5.875% 4/18/24 (e)		150,000	153,000
7.45% 4/30/44 (e)		455,000	497,088
7.5% 5/6/21 (e)		325,000	356,340
TOTAL DOMINICAN REPUBLIC			1,523,753
El Salvador - 0.4%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		275,000	291,500
8.25% 4/10/32 (Reg. S)		100,000	114,000
TOTAL EL SALVADOR			405,500
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		200,000	209,800
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - 1.0%
Hungarian Republic:
5.375% 3/25/24		$ 116,000	$ 125,570
5.75% 11/22/23		231,000	255,833
7.625% 3/29/41		502,000	667,409
TOTAL HUNGARY			1,048,812
Indonesia - 4.8%
Indonesian Republic:
3.375% 4/15/23 (e)		200,000	189,000
4.875% 5/5/21 (e)		500,000	528,125
5.25% 1/17/42 (e)		200,000	201,750
5.375% 10/17/23		200,000	218,000
5.875% 3/13/20 (e)		290,000	321,175
6.625% 2/17/37 (e)		375,000	438,750
6.75% 1/15/44 (e)		400,000	495,000
7.75% 1/17/38 (e)		855,000	1,119,024
7.875% 4/15/19	IDR	5,242,000,000	425,899
8.5% 10/12/35 (Reg. S)		775,000	1,077,250
TOTAL INDONESIA			5,013,973
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	668,000
Ivory Coast - 0.5%
Ivory Coast 7.7743% 12/31/32		550,000	525,250
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		474,000	471,630
4.75% 11/2/16		155,000	157,511
5.15% 11/12/18		250,000	251,550
5.45% 11/28/19		330,000	330,165
6.375% 3/9/20		230,000	240,355
TOTAL LEBANON			1,451,211
Mexico - 3.2%
United Mexican States:
4.75% 3/8/44		754,000	786,045
5.55% 1/21/45		115,000	133,688
6.05% 1/11/40		876,000	1,071,348
6.75% 9/27/34		610,000	796,660
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
7.5% 4/8/33		$ 230,000	$ 319,125
8.3% 8/15/31		190,000	285,475
TOTAL MEXICO			3,392,341
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	202,500
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (h)		250	25,649
Pakistan - 1.5%
Islamic Republic of Pakistan:
7.125% 3/31/16 (e)		675,000	685,125
7.25% 4/15/19 (e)		640,000	649,280
8.25% 4/15/24 (e)		200,000	205,500
TOTAL PAKISTAN			1,539,905
Panama - 0.6%
Panamanian Republic:
6.7% 1/26/36		150,000	193,875
8.875% 9/30/27		100,000	145,000
9.375% 4/1/29		170,000	257,975
TOTAL PANAMA			596,850
Peru - 1.4%
Peruvian Republic:
4% 3/7/27 (d)		380,000	380,000
5.7% 8/12/24 (e)	PEN	825,000	276,892
8.75% 11/21/33		520,000	809,900
TOTAL PERU			1,466,792
Philippines - 1.5%
Philippine Republic:
7.75% 1/14/31		370,000	532,800
9.5% 2/2/30		320,000	519,200
10.625% 3/16/25		335,000	539,350
TOTAL PHILIPPINES			1,591,350
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (e)		208,000	218,660
Government Obligations - continued
		Principal Amount (c)	Value
Romania - continued
Romanian Republic: - continued
6.125% 1/22/44 (e)		$ 228,000	$ 276,165
6.75% 2/7/22 (e)		254,000	305,722
TOTAL ROMANIA			800,547
Russia - 4.6%
Russian Federation:
5.875% 9/16/43 (e)		1,200,000	1,034,544
7.5% 3/31/30 (Reg. S)		1,529,425	1,586,014
12.75% 6/24/28 (Reg. S)		1,490,000	2,134,896
TOTAL RUSSIA			4,755,454
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (e)		400,000	410,800
5.875% 12/3/18 (e)		200,000	208,500
6.75% 11/1/24 (e)		317,546	319,325
6.75% 11/1/24 (Reg. S)		85,823	86,304
7.25% 9/28/21 (e)		200,000	224,016
TOTAL SERBIA			1,248,945
South Africa - 0.2%
South African Republic 5.875% 9/16/25		200,000	225,250
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		200,000	201,500
5.875% 7/25/22 (e)		200,000	203,250
6% 1/14/19 (e)		200,000	208,000
6.25% 10/4/20 (e)		375,000	390,469
6.25% 7/27/21 (e)		250,000	261,875
TOTAL SRI LANKA			1,265,094
Tanzania - 0.2%
United Republic of Tanzania 6.3289% 3/9/20 (g)		200,000	209,000
Turkey - 6.3%
Turkish Republic:
5.125% 3/25/22		220,000	234,025
5.625% 3/30/21		425,000	466,969
6.25% 9/26/22		405,000	462,206
6.75% 4/3/18		350,000	389,375
6.75% 5/30/40		400,000	494,000
6.875% 3/17/36		835,000	1,032,269
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
7% 3/11/19		$ 300,000	$ 342,000
7.25% 3/5/38		545,000	704,958
7.375% 2/5/25		750,000	933,285
7.5% 11/7/19		630,000	738,518
8% 2/14/34		140,000	191,660
11.875% 1/15/30		315,000	557,156
TOTAL TURKEY			6,546,421
Ukraine - 0.8%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		200,000	120,000
Ukraine Government:
6.875% 9/23/15 (Reg. S)		450,000	319,500
9.25% 7/24/17 (e)		600,000	366,000
TOTAL UKRAINE			805,500
United States of America - 0.6%
U.S. Treasury Bonds 3.125% 8/15/44		610,000	656,703
Uruguay - 0.7%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		530,000	728,749
Venezuela - 4.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	49,300
5.75% 2/26/16 (Reg S.)		2,720,000	1,697,280
7% 3/31/38		175,000	71,575
9% 5/7/23 (Reg. S)		1,090,000	493,225
9.25% 9/15/27		310,000	143,065
9.25% 5/7/28 (Reg. S)		350,000	153,650
9.375% 1/13/34		270,000	117,180
11.75% 10/21/26 (Reg. S)		460,000	227,010
11.95% 8/5/31 (Reg. S)		1,460,000	730,000
12.75% 8/23/22		1,065,000	544,748
13.625% 8/15/18		95,000	49,685
TOTAL VENEZUELA			4,276,718
Vietnam - 1.3%
Vietnamese Socialist Republic:
1.1875% 3/12/16 (g)		110,870	108,929
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - continued
Vietnamese Socialist Republic: - continued
4% 3/12/28 (d)		$ 1,026,667	$ 1,001,000
4.8% 11/19/24 (e)		200,000	205,500
TOTAL VIETNAM			1,315,429
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	184,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $60,941,979)			59,556,526
Supranational Obligations - 0.4%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	10,700,000	168,960
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	11,000,000	171,301
International Finance Corp. 7.75% 12/3/16	INR	7,000,000	115,169
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $480,808)			455,430
Sovereign Loan Participations - 0.6%

Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		520,833	503,906
Mizuho 1.1875% 12/14/19 (g)		145,474	140,746
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $642,237)			644,652
Preferred Securities - 1.8%

Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (f)		160,000	162,845
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		300,000	310,619
TOTAL BRAZIL			473,464
British Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		200,000	196,125
Preferred Securities - continued
		Principal Amount (c)	Value
Cayman Islands - 1.2%
CSN Islands XII Corp. 7% (Reg. S) (f)		$ 550,000	$ 405,213
Odebrecht Finance Ltd. 7.5% (e)(f)		850,000	798,788
TOTAL CAYMAN ISLANDS			1,204,001
TOTAL PREFERRED SECURITIES (Cost $2,081,959)			1,873,590
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $5,527,033)	5,527,033	5,527,033
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $108,216,336)		102,093,346
NET OTHER ASSETS (LIABILITIES) - 2.0%		2,031,338
NET ASSETS - 100%		$ 104,124,684
Currency Abbreviations
BRL	-	Brazilian real
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,530,809 or 37.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,860
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 34,036,115	$ -	$ 33,925,233	$ 110,882
Government Obligations	59,556,526	-	57,740,405	1,816,121
Supranational Obligations	455,430	-	455,430	-
Sovereign Loan Participations	644,652	-	-	644,652
Preferred Securities	1,873,590	-	1,873,590	-
Money Market Funds	5,527,033	5,527,033	-	-
Total Investments in Securities:	$ 102,093,346	$ 5,527,033	$ 93,994,658	$ 2,571,655
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Government Obligations
Beginning Balance	$ 380,000
Net Realized Gain (Loss) on Investment Securities	6,961
Net Unrealized Gain (Loss) on Investment Securities	(8,937)
Cost of Purchases	281,710
Proceeds of Sales	(110,580)
Amortization/Accretion	21,777
Transfers into Level 3	1,245,190
Transfers out of Level 3	-
Ending Balance	$ 1,816,121
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ (8,937)
Other Investments in Securities
Beginning Balance	$ 664,530
Net Realized Gain (Loss) on Investment Securities	1,680
Net Unrealized Gain (Loss) on Investment Securities	12,684
Cost of Purchases	115,350
Proceeds of Sales	(44,542)
Amortization/Accretion	5,832
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 755,534
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 12,684

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.6%
AAA,AA,A	11.4%
BBB	29.9%
BB	14.2%
B	12.2%
CCC,CC,C	15.1%
Not Rated	9.3%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	7.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $102,689,303)	$ 96,566,313
Fidelity Central Funds (cost $5,527,033)	5,527,033
Total Investments (cost $108,216,336)		$ 102,093,346
Cash		156,563
Receivable for investments sold		79,138
Receivable for fund shares sold		114,525
Interest receivable		1,898,787
Distributions receivable from Fidelity Central Funds		614
Total assets		104,342,973

Liabilities
Payable for investments purchased	$ 156,563
Payable for fund shares redeemed	45,485
Distributions payable	12,430
Other payables and accrued expenses	3,811
Total liabilities		218,289

Net Assets		$ 104,124,684
Net Assets consist of:
Paid in capital		$ 109,803,625
Undistributed net investment income		1,006,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(554,117)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,131,705)
Net Assets, for 11,000,853 shares outstanding		$ 104,124,684
Net Asset Value, offering price and redemption price per share ($104,124,684 ÷ 11,000,853 shares)		$ 9.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 206,560
Interest		7,252,249
Income from Fidelity Central Funds		6,860
Income before foreign taxes withheld		7,465,669
Less foreign taxes withheld		(2,952)
Total income		7,462,717

Expenses
Custodian fees and expenses	10,631
Independent trustees' compensation	427
Total expenses before reductions	11,058
Expense reductions	(698)	10,360
Net investment income (loss)		7,452,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(495,991)
Foreign currency transactions	(9,872)
Total net realized gain (loss)		(505,863)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,167,768)
Assets and liabilities in foreign currencies	(6,347)
Total change in net unrealized appreciation (depreciation)		(6,174,115)
Net gain (loss)		(6,679,978)
Net increase (decrease) in net assets resulting from operations		$ 772,379

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,452,357	$ 6,047,544
Net realized gain (loss)	(505,863)	1,539,348
Change in net unrealized appreciation (depreciation)	(6,174,115)	(11,248,978)
Net increase (decrease) in net assets resulting from operations	772,379	(3,662,086)
Distributions to shareholders from net investment income	(6,622,037)	(5,543,690)
Distributions to shareholders from net realized gain	(496,491)	(2,073,847)
Total distributions	(7,118,528)	(7,617,537)
Share transactions Proceeds from sales of shares	49,666,316	6,448,806
Reinvestment of distributions	7,082,301	7,611,575
Cost of shares redeemed	(22,517,501)	(40,741,364)
Net increase (decrease) in net assets resulting from share transactions	34,231,116	(26,680,983)
Total increase (decrease) in net assets	27,884,967	(37,960,606)

Net Assets
Beginning of period	76,239,717	114,200,323
End of period (including undistributed net investment income of $1,006,881 and undistributed net investment income of $781,600, respectively)	$ 104,124,684	$ 76,239,717
Other Information Shares
Sold	4,887,263	605,655
Issued in reinvestment of distributions	702,089	730,537
Redeemed	(2,256,244)	(3,857,916)
Net increase (decrease)	3,333,108	(2,521,724)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 11.21	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.702	.711	.743	.526
Net realized and unrealized gain (loss)	(.501)	(1.070)	1.287	(.017)
Total from investment operations	.201	(.359)	2.030	.509
Distributions from net investment income	(.627)	(.650)	(.680)	(.489)
Distributions from net realized gain	(.044)	(.261)	(.120)	(.040)
Total distributions	(.671)	(.911)	(.800)	(.529)
Net asset value, end of period	$ 9.47	$ 9.94	$ 11.21	$ 9.98
Total ReturnB, C	1.81%	(3.22)%	20.99%	5.18%
Ratios to Average Net AssetsE,H
Expenses before reductions	.01%	.02%	.01%	.02%A
Expenses net of fee waivers, if any	.01%	.01%	.01%	.02%A
Expenses net of all reductions	.01%	.01%	.01%	.02%A
Net investment income (loss)	6.96%	6.69%	6.99%	6.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,125	$ 76,240	$ 114,200	$ 111,537
Portfolio turnover rateF	42%	35%	49%	55%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 110,882	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Spread	1.0%	Decrease
Government Obligations	$ 1,109,929	Discounted cash flow	Yield	3.7% - 5.3% / 5.1%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, foreign currency transactions, Capital loss carryforward and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,803,759
Gross unrealized depreciation	(8,918,672)
Net unrealized appreciation (depreciation) on securities	$ (5,114,913)

Tax Cost	$ 107,208,259

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (522,093)
Net unrealized appreciation (depreciation) on securities and other investments	$ (5,123,628)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (394,410)
Long-term	(127,683)
Total capital loss carryforward	$ (522,093)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 7,118,528	$ 6,026,137
Long-term Capital Gains	-	1,591,400
Total	$ 7,118,528	$ 7,617,537

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $72,248,956 and $39,769,185, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $427.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $271.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hanover Street Trust and the Shareholders of Fidelity Emerging Markets Debt Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Debt Central Fund (a fund of Fidelity Hanover Street Trust) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Emerging Markets Debt Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2007 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2007 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2014, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund (the "Fund"):

Services Billed by PwC

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$59,000	$-	$3,400	$-

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$59,000	$-	$3,300	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2014A	December 31, 2013A
Audit-Related Fees	$5,950,000	$4,920,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2014 A	December 31, 2013 A
PwC	$8,105,000	$5,525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2015